SCHEDULE OF FUTURE LEASE PAYMENTS UNDER OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases
2024	$ 536
2025	520
2026	482
2027	211
Total future lease payments	1,749
Less imputed interest	(118)
Total lease liability balance	$ 1,631